Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2013
Accounts receivable
Schedule of accounts receivable

	2013	2012

Customers	$15,723	$9,640
Allowance for doubtful accounts	(671)	(265)
	15,052	9,375
Recoverable income taxes	220	35
Recoverable value-added tax and tax withholdings	1,136	533
Other	162	612

	$16,570	$10,555

Schedule of revenues by customer
	2013	2012	2011
	%	%	%

Hughes Networks Systems	9	11	15
América Móvil Perú, S.A.C.	9	9	10
Telmex	4	5	5
Other foreign customers	49	45	43
Other domestic customers	29	30	27